Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 06, 2017	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 66.8	$ 60.9		$ 75.7
Share-based Compensation Expense Included in the Gain on Sale of HH&B			2.9
Reduction of Share-based Compensation Expense Related to the Rescission of Shares Granted in Excess of Plan Limits			5.4
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		19.4	22.5		29.2
Proceeds from Stock Options Exercised		$ 44.4	$ 59.2		33.9
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Stock options granted during period		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Stock Appreciation Rights, Exercises in Period, Intrinsic Value		$ 0.5	$ 0.4		$ 0.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term, Maximum		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 8.06
Aggregate intrinsic value of options exercised		$ 67.4	$ 54.3		$ 14.5
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 0.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 months 18 days
MPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of MPS Shares to WestRock Shares	33.00%
Weighted Average Grant Date Fair Value, Granted	$ 54.24
Fair value of share-based awards issued in business combinations	$ 1.9
MPS [Member] | Restricted Stock with Service Condition Assumed in Purchase Accounting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	119,373		119,373	[1]

[1]	These shares vest over approximately one to three years.